Stock transactions (details) (USD $)	Dec. 31, 2012	Oct. 31, 2012	Jun. 28, 2012
Stock transactions
Company authorised to issue common shares	75,000,000
Par value of the share	$ 0.001
Share holders incresed authorised common shares	150,000,000
Share holders increased authorised preferred shares	50,000,000
Stanford shareholders shares			3,440,000
Ring common stock out standing shares			6,579,808
Company issued total common stock shares	997,778
Stock value	$ 4,490,001
Per share value of issue	$ 4.50	$ 4.50
Issued common stock shares		3,148,425
Proceeds from the offering		13,009,062
Offering costs and expenses paid		$ 1,158,851